BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jul. 31, 2018
Reclassification out of Accumulated Other Comprehensive Income
Accounting Policies [Line Items]
Pension losses reclassified to retained earnings	$ 15.5
Legacy Dole | Total Produce
Accounting Policies [Line Items]
Ownership percentage		45.00%	45.00%